Shareholder Report, Line Graph (Details) 190592_Baird Ultra Short Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class Shares | BUBIX
Accumulated Value	$ 12,421	$ 11,757	$ 11,122	$ 11,016	$ 10,994	$ 10,815	$ 10,488	$ 10,288	$ 10,156	$ 10,000	$ 13,018
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Bloomberg Short-Term U.S. Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Short-Term U.S. Government/Corporate Index
Accumulated Value	$ 12,059	$ 11,451	$ 10,886	$ 10,812	$ 10,801	$ 10,661	$ 10,382	$ 10,179	$ 10,080	$ 10,000	$ 12,597